Financial Risk Management - Summary of Capital Management (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital structure [abstract]
Cash	$ (53,198)	$ (45,665)	$ (80,231)
Current portion of long-term debt	16,460	9,856
Long-term debt	357,025	345,625
Net debt	320,287	309,816
Shareholders' equity	$ 301,686	$ 347,077	$ 367,080